PORTFOLIO OF INVESTMENTS – as of April 30, 2020 (Unaudited)

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks – 57.3% of Net Assets

	Aerospace & Defense – 0.7%
33	Axon Enterprise, Inc.(a)	$2,399
131	Boeing Co. (The)	18,474
51	Moog, Inc., Class A	2,524
61	Raytheon Technologies Corp.	3,953
25	Teledyne Technologies, Inc.(a)	8,142

		35,492

	Air Freight & Logistics – 0.6%
311	Expeditors International of Washington, Inc.	22,269
30	FedEx Corp.	3,803
65	United Parcel Service, Inc., Class B	6,153

		32,225

	Airlines – 0.1%
18	Delta Air Lines, Inc.	467
253	Hawaiian Holdings, Inc.	3,643

		4,110

	Auto Components – 0.3%
142	Aptiv PLC	9,876
18	BorgWarner, Inc.	514
218	Delphi Technologies PLC(a)	2,178
46	Visteon Corp.(a)	2,774

		15,342

	Automobiles – 0.4%
844	Fiat Chrysler Automobiles NV	7,267
533	General Motors Co.	11,880
48	Thor Industries, Inc.	3,178

		22,325

	Banks – 3.1%
124	Ameris Bancorp	3,153
230	BancorpSouth Bank	5,035
990	Bank of America Corp.	23,809
517	Cadence BanCorp	3,423
519	Citigroup, Inc.	25,203
279	Citizens Financial Group, Inc.	6,247
175	Columbia Banking System, Inc.	4,723
11	Comerica, Inc.	383
111	Cullen/Frost Bankers, Inc.	7,976
402	Fulton Financial Corp.	4,699
314	Huntington Bancshares, Inc.	2,901
204	International Bancshares Corp.	5,914
450	KeyCorp	5,243
28	M&T Bank Corp.	3,138
741	People’s United Financial, Inc.	9,403
94	PNC Financial Services Group, Inc. (The)	10,027

Shares	Description	Value (†)
Common Stocks – continued

	Banks – continued
169	Regions Financial Corp.	$1,817
185	TCF Financial Corp.	5,493
155	Truist Financial Corp.	5,785
316	Trustmark Corp.	8,409
413	Wells Fargo & Co.	11,998
81	Wintrust Financial Corp.	3,394
154	Zions Bancorp N.A.	4,868

		163,041

	Beverages – 1.4%
118	Brown-Forman Corp., Class B	7,339
230	Coca-Cola Co. (The)	10,555
104	Constellation Brands, Inc., Class A	17,128
489	Monster Beverage Corp.(a)	30,225
70	PepsiCo, Inc.	9,260

		74,507

	Biotechnology – 1.9%
79	AbbVie, Inc.	6,494
72	Amgen, Inc.	17,224
16	Biogen, Inc.(a)	4,749
130	BioMarin Pharmaceutical, Inc.(a)	11,963
129	Gilead Sciences, Inc.	10,836
30	Ligand Pharmaceuticals, Inc.(a)	2,957
85	Regeneron Pharmaceuticals, Inc.(a)	44,700
7	Vertex Pharmaceuticals, Inc.(a)	1,758

		100,681

	Building Products – 0.3%
210	Johnson Controls International PLC	6,113
33	Lennox International, Inc.	6,161
98	Owens Corning	4,249

		16,523

	Capital Markets – 4.0%
11	Affiliated Managers Group, Inc.	770
15	Ameriprise Financial, Inc.	1,724
561	Bank of New York Mellon Corp. (The)	21,060
19	BlackRock, Inc.	9,539
591	Charles Schwab Corp. (The)	22,293
27	CME Group, Inc.	4,812
65	FactSet Research Systems, Inc.	17,875
123	Franklin Resources, Inc.	2,317
69	Goldman Sachs Group, Inc. (The)	12,656
67	Intercontinental Exchange, Inc.	5,993
76	Invesco Ltd.	655
170	Janus Henderson Group PLC	3,043
176	Legg Mason, Inc.	8,770
83	Moody’s Corp.	20,244
45	MSCI, Inc.	14,715
70	Northern Trust Corp.	5,541

Shares	Description	Value (†)
Common Stocks – continued

	Capital Markets – continued
64	S&P Global, Inc.	$18,744
267	SEI Investments Co.	13,606
412	State Street Corp.	25,972
8	T. Rowe Price Group, Inc.	925

		211,254

	Chemicals – 0.8%
33	DuPont de Nemours, Inc.	1,552
71	Ecolab, Inc.	13,739
86	HB Fuller Co.	3,164
63	Innospec, Inc.	4,569
16	International Flavors & Fragrances, Inc.	2,096
59	Linde PLC	10,855
79	Minerals Technologies, Inc.	3,479
43	Stepan Co.	4,102

		43,556

	Commercial Services & Supplies – 0.4%
78	Healthcare Services Group, Inc.	1,988
45	MSA Safety, Inc.	5,064
67	Tetra Tech, Inc.	5,044
59	Waste Management, Inc.	5,901

		17,997

	Communications Equipment – 0.8%
108	Ciena Corp.(a)	4,995
606	Cisco Systems, Inc.	25,682
8	F5 Networks, Inc.(a)	1,114
55	InterDigital, Inc.	3,177
60	Lumentum Holdings, Inc.(a)	4,855
23	Motorola Solutions, Inc.	3,308

		43,131

	Construction & Engineering – 0.2%
205	AECOM(a)	7,433
252	Fluor Corp.	2,949

		10,382

	Consumer Finance – 1.0%
997	Ally Financial, Inc.	16,341
172	American Express Co.	15,695
332	Capital One Financial Corp.	21,500
		53,536
	Containers & Packaging – 0.2%
105	Ball Corp.	6,887
58	International Paper Co.	1,987
309	O-I Glass, Inc.	2,546

		11,420

Shares	Description	Value (†)
Common Stocks – continued

	Distributors – 0.2%
43	Genuine Parts Co.	$3,409
31	POOL CORP.	6,561

		9,970

	Diversified Consumer Services – 0.1%
136	Service Corp. International	4,997

	Diversified Telecommunication Services – 0.3%
223	AT&T, Inc.	6,795
120	Verizon Communications, Inc.	6,894

		13,689

	Electric Utilities – 0.5%
141	American Electric Power Co., Inc.	11,718
21	Edison International	1,233
36	Eversource Energy	2,905
26	FirstEnergy Corp.	1,073
60	IDACORP, Inc.	5,507
47	PPL Corp.	1,195

		23,631

	Electrical Equipment – 0.3%
23	Acuity Brands, Inc.	1,991
72	Eaton Corp. PLC	6,012
41	Hubbell, Inc.	5,102

		13,105

	Electronic Equipment, Instruments & Components – 0.9%
114	Avnet, Inc.	3,422
50	Belden, Inc.	1,709
117	Cognex Corp.	6,463
25	Coherent, Inc.(a)	3,197
43	Corning, Inc.	946
23	Littelfuse, Inc.	3,341
22	Rogers Corp.(a)	2,443
257	TE Connectivity Ltd.	18,879
139	Trimble, Inc.(a)	4,814
206	Vishay Intertechnology, Inc.	3,418

		48,632

	Energy Equipment & Services – 0.2%
135	Baker Hughes Co.	1,883
96	National Oilwell Varco, Inc.	1,213
457	Schlumberger Ltd.	7,687
66	TechnipFMC PLC	588

		11,371

	Entertainment – 1.2%
42	Activision Blizzard, Inc.	2,677
89	Cinemark Holdings, Inc.	1,271
27	Electronic Arts, Inc.(a)	3,085
69	Netflix, Inc.(a)	28,969

Shares	Description	Value (†)
Common Stocks – continued

	Entertainment – continued
36	Take-Two Interactive Software, Inc.(a)	$4,358
202	Walt Disney Co. (The)	21,846

		62,206

	Food & Staples Retailing – 0.3%
130	Kroger Co. (The)	4,109
278	SpartanNash Co.	4,768
38	Sysco Corp.	2,138
128	Walgreens Boots Alliance, Inc.	5,541

		16,556

	Food Products – 0.6%
79	Campbell Soup Co.	3,948
63	General Mills, Inc.	3,773
115	Hain Celestial Group, Inc. (The)(a)	2,972
9	Hershey Co. (The)	1,192
84	Hormel Foods Corp.	3,935
60	Ingredion, Inc.	4,872
18	J.M. Smucker Co. (The)	2,068
77	Kellogg Co.	5,044
8	McCormick & Co., Inc.	1,255
27	Mondelez International, Inc., Class A	1,389

		30,448

	Gas Utilities – 0.3%
122	New Jersey Resources Corp.	4,121
69	ONE Gas, Inc.	5,500
131	South Jersey Industries, Inc.	3,745
147	UGI Corp.	4,437

		17,803

	Health Care Equipment & Supplies – 1.0%
5	Becton Dickinson & Co.	1,263
33	Boston Scientific Corp.(a)	1,237
8	Cooper Cos., Inc. (The)	2,294
23	Danaher Corp.	3,760
19	DENTSPLY SIRONA, Inc.	806
5	Edwards Lifesciences Corp.(a)	1,087
66	Globus Medical, Inc., Class A(a)	3,132
34	Haemonetics Corp.(a)	3,869
60	Hill-Rom Holdings, Inc.	6,749
30	Hologic, Inc.(a)	1,503
15	Intuitive Surgical, Inc.(a)	7,663
227	Meridian Bioscience, Inc.(a)	2,724
50	Merit Medical Systems, Inc.(a)	2,041
7	STERIS PLC	998
5	Stryker Corp.	932
33	Varian Medical Systems, Inc.(a)	3,775
44	West Pharmaceutical Services, Inc.	8,327

		52,160

Shares	Description	Value (†)
Common Stocks – continued

	Health Care Providers & Services – 2.4%
66	Acadia Healthcare Co., Inc.(a)	$1,585
22	Amedisys, Inc.(a)	4,051
10	Anthem, Inc.	2,807
49	BioTelemetry, Inc.(a)	2,289
100	Centene Corp.(a)	6,658
15	Chemed Corp.	6,249
18	Cigna Corp.	3,524
299	CVS Health Corp.	18,403
22	DaVita, Inc.(a)	1,738
58	Encompass Health Corp.	3,842
170	HCA Healthcare, Inc.	18,680
37	Henry Schein, Inc.(a)	2,019
65	Humana, Inc.	24,818
26	Laboratory Corp. of America Holdings(a)	4,276
248	MEDNAX, Inc.(a)	3,601
104	Patterson Cos., Inc.	1,901
39	Quest Diagnostics, Inc.	4,294
44	UnitedHealth Group, Inc.	12,869

		123,604

	Health Care Technology – 0.4%
240	Allscripts Healthcare Solutions, Inc.(a)	1,560
242	Cerner Corp.	16,792
109	HMS Holdings Corp.(a)	3,126

		21,478

	Hotels, Restaurants & Leisure – 1.8%
58	Dine Brands Global, Inc.	2,574
19	Domino’s Pizza, Inc.	6,877
62	Dunkin’ Brands Group, Inc.	3,896
162	Hilton Worldwide Holdings, Inc.	12,265
38	Jack in the Box, Inc.	2,291
41	Marriott Vacations Worldwide Corp.	3,403
12	McDonald’s Corp.	2,251
795	MGM Resorts International	13,380
200	Starbucks Corp.	15,346
230	Wendy’s Co. (The)	4,568
408	Yum China Holdings, Inc.	19,772
91	Yum! Brands, Inc.	7,865

		94,488

	Household Durables – 0.3%
184	KB Home	4,828
138	Meritage Homes Corp.(a)	7,253
257	Taylor Morrison Home Corp.(a)	3,740

		15,821

	Household Products – 0.7%
8	Clorox Co. (The)	1,492
205	Colgate-Palmolive Co.	14,405

Shares	Description	Value (†)
Common Stocks – continued

	Household Products – continued
189	Procter & Gamble Co. (The)	$22,277

		38,174

	Independent Power & Renewable Electricity Producers – 0.3%
94	AES Corp. (The)	1,245
187	Ormat Technologies, Inc.	11,671

		12,916

	Industrial Conglomerates – 0.3%
33	Carlisle Cos., Inc.	3,992
1,545	General Electric Co.	10,506
9	Honeywell International, Inc.	1,277

		15,775

	Insurance – 1.1%
33	Aflac, Inc.	1,229
54	Allstate Corp. (The)	5,493
527	American International Group, Inc.	13,402
27	Brighthouse Financial, Inc.(a)	694
76	Chubb Ltd.	8,209
15	eHealth, Inc.(a)	1,601
106	First American Financial Corp.	4,889
40	Hanover Insurance Group, Inc. (The)	4,015
59	Hartford Financial Services Group, Inc. (The)	2,241
54	Lincoln National Corp.	1,915
34	Marsh & McLennan Cos., Inc.	3,309
105	Prudential Financial, Inc.	6,549
35	Travelers Cos., Inc. (The)	3,542

		57,088

	Interactive Media & Services – 3.0%
20	Alphabet, Inc., Class A(a)	26,934
39	Alphabet, Inc., Class C(a)	52,598
305	Facebook, Inc., Class A(a)	62,437
100	Match Group, Inc.(a)	7,696
319	Pinterest, Inc., Class A(a)	6,590

		156,255

	Internet & Direct Marketing Retail – 2.8%
199	Alibaba Group Holding Ltd., Sponsored ADR(a)	40,332
22	Amazon.com, Inc.(a)	54,428
18	Booking Holdings, Inc.(a)	26,650
482	eBay, Inc.	19,198
77	Etsy, Inc.(a)	4,995

		145,603

	IT Services – 2.9%
117	Automatic Data Processing, Inc.	17,163
90	Cognizant Technology Solutions Corp., Class A	5,222
597	DXC Technology Co.	10,824
20	Fiserv, Inc.(a)	2,061

Shares	Description	Value (†)
Common Stocks – continued

	IT Services – continued
105	Gartner, Inc.(a)	$12,475
27	Global Payments, Inc.	4,482
32	International Business Machines Corp.	4,018
78	MasterCard, Inc., Class A	21,448
30	Paychex, Inc.	2,055
43	PayPal Holdings, Inc.(a)	5,289
325	Sabre Corp.	2,363
11	VeriSign, Inc.(a)	2,304
333	Visa, Inc., Class A	59,514
31	WEX, Inc.(a)	4,102

		153,320

	Leisure Products – 0.0%
147	Callaway Golf Co.	2,105

	Life Sciences Tools & Services – 0.7%
24	Agilent Technologies, Inc.	1,840
36	Illumina, Inc.(a)	11,485
14	IQVIA Holdings, Inc.(a)	1,996
1	Mettler-Toledo International, Inc.(a)	720
82	NeoGenomics, Inc.(a)	2,242
58	Repligen Corp.(a)	6,737
23	Thermo Fisher Scientific, Inc.	7,697
9	Waters Corp.(a)	1,683

		34,400

	Machinery – 2.2%
77	AGCO Corp.	4,069
163	Caterpillar, Inc.	18,970
101	Cummins, Inc.	16,513
162	Deere & Co.	23,500
62	Flowserve Corp.	1,747
9	Illinois Tool Works, Inc.	1,463
102	ITT, Inc.	5,377
135	Kennametal, Inc.	3,457
81	Oshkosh Corp.	5,470
150	Parker-Hannifin Corp.	23,718
24	Proto Labs, Inc.(a)	2,438
106	Terex Corp.	1,610
89	Toro Co. (The)	5,679
23	Xylem, Inc.	1,654

		115,665

	Media – 1.1%
5	Cable One, Inc.	9,564
31	Charter Communications, Inc., Class A(a)	15,352
562	Comcast Corp., Class A	21,148
24	Discovery, Inc., Series C(a)	490
81	Fox Corp., Class A	2,096
52	Interpublic Group of Cos., Inc. (The)	883
111	New York Times Co. (The), Class A	3,610

Shares	Description	Value (†)
Common Stocks – continued

	Media – continued
65	Omnicom Group, Inc.	$3,707
86	ViacomCBS, Inc., Class B	1,484

		58,334

	Metals & Mining – 0.4%
192	Commercial Metals Co.	3,060
66	Newmont Corp.	3,926
12	Nucor Corp.	494
79	Reliance Steel & Aluminum Co.	7,077
51	Royal Gold, Inc.	6,249

		20,806

	Multi-Utilities – 0.3%
82	Consolidated Edison, Inc.	6,462
33	DTE Energy Co.	3,423
21	Sempra Energy	2,601
23	WEC Energy Group, Inc.	2,083

		14,569

	Multiline Retail – 0.2%
488	Macy’s, Inc.	2,860
67	Target Corp.	7,352

		10,212

	Oil, Gas & Consumable Fuels – 1.1%
920	Apache Corp.	12,034
82	Concho Resources, Inc.	4,651
100	Devon Energy Corp.	1,247
139	Diamondback Energy, Inc.	6,052
303	EOG Resources, Inc.	14,395
185	EQT Corp.	2,699
473	Marathon Oil Corp.	2,895
146	Noble Energy, Inc.	1,432
92	ONEOK, Inc.	2,754
582	Southwestern Energy Co.(a)	1,880
46	Valero Energy Corp.	2,914
102	World Fuel Services Corp.	2,550

		55,503

	Paper & Forest Products – 0.1%
75	Domtar Corp.	1,752
141	Louisiana-Pacific Corp.	2,820

		4,572

	Personal Products – 0.0%
12	Estee Lauder Cos., Inc. (The), Class A	2,117

	Pharmaceuticals – 1.6%
5	Allergan PLC	937
75	Bristol-Myers Squibb Co.	4,561
99	Catalent, Inc.(a)	6,846
48	Eli Lilly & Co.	7,423

Shares	Description	Value (†)
Common Stocks – continued

	Pharmaceuticals – continued
110	Merck & Co., Inc.	$8,727
133	Novartis AG, Sponsored ADR	11,269
106	Novo Nordisk A/S, Sponsored ADR	6,713
24	Perrigo Co. PLC	1,279
266	Pfizer, Inc.	10,204
543	Roche Holding AG, Sponsored ADR	23,604

		81,563

	Professional Services – 0.3%
82	Exponent, Inc.	5,767
31	Insperity, Inc.	1,479
87	Korn Ferry	2,508
50	ManpowerGroup, Inc.	3,712
31	Nielsen Holdings PLC	457
21	Verisk Analytics, Inc.	3,209

		17,132

	Real Estate Management & Development – 0.1%
50	CBRE Group, Inc., Class A(a)	2,147
42	Jones Lang LaSalle, Inc.	4,434

		6,581

	REITs - Apartments – 0.4%
150	American Campus Communities, Inc.	5,294
11	AvalonBay Communities, Inc.	1,792
99	Camden Property Trust	8,719
48	Equity Residential	3,123
14	Essex Property Trust, Inc.	3,417
3	Mid-America Apartment Communities, Inc.	336

		22,681

	REITs - Diversified – 0.2%
20	Crown Castle International Corp.	3,189
16	Digital Realty Trust, Inc.	2,392
5	Equinix, Inc.	3,376
127	Weyerhaeuser Co.	2,777

		11,734

	REITs - Health Care – 0.2%
37	Ventas, Inc.	1,197
141	Welltower, Inc.	7,223

		8,420

	REITs - Hotels – 0.1%
143	Host Hotels & Resorts, Inc.	1,760
454	Park Hotels & Resorts, Inc.	4,318

		6,078

	REITs - Office Property – 0.6%
19	Boston Properties, Inc.	1,846
225	Corporate Office Properties Trust	5,945

Shares	Description	Value (†)
Common Stocks – continued

	REITs - Office Property – continued
254	Douglas Emmett, Inc.	$7,744
339	Easterly Government Properties, Inc.	9,123
113	Kilroy Realty Corp.	7,035

		31,693

	REITs - Storage – 0.0%
29	Iron Mountain, Inc.	701
7	Public Storage	1,298

		1,999

	REITs - Warehouse/Industrials – 0.1%
72	CyrusOne, Inc.	5,051

	Road & Rail – 0.5%
21	Kansas City Southern	2,742
58	Norfolk Southern Corp.	9,924
68	Ryder System, Inc.	2,407
66	Union Pacific Corp.	10,546

		25,619

	Semiconductors & Semiconductor Equipment – 2.3%
24	Advanced Micro Devices, Inc.(a)	1,257
77	Applied Materials, Inc.	3,825
46	Cabot Microelectronics Corp.	5,637
86	Cirrus Logic, Inc.(a)	6,502
65	Cree, Inc.(a)	2,803
253	First Solar, Inc.(a)	11,135
117	Ichor Holdings Ltd.(a)	2,913
260	Intel Corp.	15,595
104	NVIDIA Corp.	30,397
161	QUALCOMM, Inc.	12,666
66	Silicon Laboratories, Inc.(a)	6,416
154	Texas Instruments, Inc.	17,875
22	Universal Display Corp.	3,303

		120,324

	Software – 3.8%
37	Adobe, Inc.(a)	13,085
190	Autodesk, Inc.(a)	35,555
49	Blackbaud, Inc.	2,708
69	Bottomline Technologies, Inc.(a)	2,872
12	Citrix Systems, Inc.	1,740
23	Fair Isaac Corp.(a)	8,118
39	LogMeIn, Inc.	3,333
200	Microsoft Corp.	35,842
35	NortonLifeLock, Inc.	744
647	Oracle Corp.	34,272
61	PTC, Inc.(a)	4,224
44	Qualys, Inc.(a)	4,639
145	salesforce.com, Inc.(a)	23,483

Shares	Description	Value (†)
Common Stocks – continued

	Software – continued
168	Workday, Inc., Class A(a)	$25,855

		196,470

	Specialty Retail – 0.9%
54	Aaron’s, Inc.	1,723
157	American Eagle Outfitters, Inc.	1,248
55	Asbury Automotive Group, Inc.(a)	3,712
15	Best Buy Co., Inc.	1,151
29	Five Below, Inc.(a)	2,615
72	Home Depot, Inc. (The)	15,828
39	Lithia Motors, Inc., Class A	4,312
42	Lowe’s Cos., Inc.	4,399
42	Monro, Inc.	2,331
11	Tiffany & Co.	1,392
50	TJX Cos., Inc. (The)	2,452
55	Williams-Sonoma, Inc.	3,401

		44,564

	Technology Hardware, Storage & Peripherals – 0.8%
70	Apple, Inc.	20,566
560	Hewlett Packard Enterprise Co.	5,634
337	HP, Inc.	5,227
148	NCR Corp.(a)	3,037
45	NetApp, Inc.	1,970
33	Seagate Technology PLC	1,648
25	Western Digital Corp.	1,152
59	Xerox Holdings Corp.	1,079

		40,313

	Textiles, Apparel & Luxury Goods – 0.4%
33	Deckers Outdoor Corp.(a)	4,909
62	NIKE, Inc., Class B	5,405
955	Under Armour, Inc., Class A(a)	9,951
135	Wolverine World Wide, Inc.	2,766

		23,031

	Thrifts & Mortgage Finance – 0.1%
491	New York Community Bancorp, Inc.	5,332

	Trading Companies & Distributors – 0.3%
214	Fastenal Co.	7,751
44	GATX Corp.	2,609
22	W.W. Grainger, Inc.	6,063

		16,423

	Water Utilities – 0.3%
100	American Water Works Co., Inc.	12,169
138	Essential Utilities, Inc.	5,767

		17,936

Shares	Description	Value (†)
Common Stocks – continued

	Wireless Telecommunication Services – 0.1%
94	Shenandoah Telecommunications Co.	$5,030

	Total Common Stocks (Identified Cost $3,150,056)	3,000,869

Principal Amount
Bonds and Notes – 4.6%
	Agency Commercial Mortgage-Backed Securities – 0.0%
$1,913	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	1,942
	Automotive – 0.1%
2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	1,826
2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	2,044

		3,870

	Banking – 0.7%
2,000	American Express Co., 3.400%, 2/27/2023	2,093
2,000	American Express Co., 3.700%, 8/03/2023	2,122
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,053
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,022
1,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	1,093
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,128
2,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	2,116
2,000	Capital One Financial Corp., 3.300%, 10/30/2024	2,039
2,000	Citigroup, Inc., 4.600%, 3/09/2026	2,205
1,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	1,042
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,001
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,136
2,000	HSBC Holdings PLC, 5.100%, 4/05/2021	2,070
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,106
2,000	KeyCorp, MTN, 2.250%, 4/06/2027	1,947
1,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	1,079
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,087

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Banking – continued
$2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	$2,063
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	1,011
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,094
2,000	Westpac Banking Corp., 2.750%, 1/11/2023	2,082

		38,589

	Brokerage – 0.0%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,079

	Cable Satellite – 0.1%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,133

	Construction Machinery – 0.0%
2,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	2,052

	Consumer Cyclical Services – 0.1%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,435
2,000	eBay, Inc., 3.800%, 3/09/2022	2,091

		4,526

	Electric – 0.1%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,176
2,000	Exelon Corp., 4.050%, 4/15/2030	2,283
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,183

		6,642

	Finance Companies – 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	1,778

	Financial Other – 0.0%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,033

	Food & Beverage – 0.1%
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,202

	Government Owned - No Guarantee – 0.1%
3,000	Federal National Mortgage Association, 6.625%, 11/15/2030	4,650

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Health Insurance – 0.1%
$3,000	Anthem, Inc., 4.101%, 3/01/2028	$3,357
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,730

		6,087

	Healthcare – 0.2%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,136
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,268
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,054
1,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	1,051

		7,509

	Independent Energy – 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	1,885

	Integrated Energy – 0.1%
1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	1,063
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,136
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,435

		4,634

	Life Insurance – 0.1%
2,000	American International Group, Inc., 4.125%, 2/15/2024	2,171
2,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	1,922

		4,093

	Midstream – 0.1%
2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	1,963
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,100

		4,063

	Mortgage Related – 1.1%
3,148	FHLMC, 3.000%, 6/01/2049	3,325
21,730	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	22,936
18,842	FNMA, 3.500%, with various maturities in 2049(c)	19,890
6,623	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	7,050

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$2,823	FNMA, 4.500%, with various maturities in 2049(c)	$3,040

		56,241

	Oil Field Services – 0.0%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,017

	Pharmaceuticals – 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,174
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,057

		4,231

	Railroads – 0.0%
2,000	CSX Corp., 2.600%, 11/01/2026	2,120

	REITs - Office Property – 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,000

	Restaurants – 0.1%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,187

	Technology – 0.4%
3,000	Apple, Inc., 2.500%, 2/09/2025	3,209
2,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.625%, 1/15/2024	2,088
2,000	HP, Inc., 4.650%, 12/09/2021	2,082
2,000	Intel Corp., 2.450%, 11/15/2029	2,119
2,000	International Business Machines Corp., 4.000%, 6/20/2042	2,353
2,000	NVIDIA Corp., 2.850%, 4/01/2030	2,179
2,000	Oracle Corp., 2.950%, 5/15/2025	2,148
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,197
2,000	VMware, Inc., 2.950%, 8/21/2022	2,029

		20,404

	Treasuries – 0.8%
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,543
4,000	U.S. Treasury Bond, 2.875%, 11/15/2046	5,451

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Treasuries – continued
$6,000	U.S. Treasury Bond, 3.000%, 5/15/2045	$8,245
2,000	U.S. Treasury Bond, 3.000%, 2/15/2048	2,808
4,000	U.S. Treasury Bond, 3.000%, 2/15/2049	5,668
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,581
2,000	U.S. Treasury Bond, 4.375%, 5/15/2041	3,226
2,000	U.S. Treasury Bond, 4.500%, 2/15/2036	3,095
4,000	U.S. Treasury Bond, 5.250%, 2/15/2029	5,611
4,000	U.S. Treasury Note, 2.000%, 11/15/2026	4,388

		42,616

	Wireless – 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,595

	Wirelines – 0.1%
2,000	AT&T, Inc., 3.400%, 5/15/2025	2,118
2,000	AT&T, Inc., 3.875%, 1/15/2026	2,172
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 2.792%, 5/15/2025(d)	1,983

		6,273

	Total Bonds and Notes (Identified Cost $231,343)	240,451

Shares
Exchange-Traded Funds – 14.0%
8,729	iShares® ESG MSCI EAFE ETF	490,133
8,226	iShares® ESG MSCI Emerging Markets ETF	241,845

	Total Exchange-Traded Funds (Identified Cost $809,169)	731,978

Affiliated Mutual Funds – 24.3%
12,352	Loomis Sayles Inflation Protected Securities Fund, Class N	138,958
9,661	Loomis Sayles Limited Term Government and Agency Fund, Class N	111,586
18,888	Mirova Global Green Bond Fund, Class N	197,573
75,517	Mirova International Sustainable Equity Fund, Class N	822,375

	Total Affiliated Mutual Funds (Identified Cost $1,271,431)	1,270,492

Description	Value (†)
Total Investments – 100.2% (Identified Cost $5,461,999)	$5,243,790
Other assets less liabilities – (0.2)%	(11,747)
Net Assets – 100.0%	$5,232,043

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.
In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.
Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.
Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.
Mutual Funds are valued at net asset value.
Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of April 30, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of April 30, 2020 is disclosed.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2020, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$158,340	$9,652	$34,132	$2,139	$2,959	$138,958	$230
Loomis Sayles Limited Term Government and Agency Fund, Class N	126,556	12,291	28,897	854	782	111,586	542
Mirova Global Green Bond Fund, Class N	221,691	16,066	37,105	2,201	(5,280)	197,573	544
Mirova International Sustainable Equity Fund, Class N	872,982	74,718	32,099	(977)	(92,249)	822,375	1,814

	$1,379,569	$112,727	$132,233	$4,217	$(93,788)	$1,270,492	$3,130

(1) Purchase cost includes dividend reinvested, if any.

(2) Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020, at value:

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,000,869	$—	$—	$3,000,869
Bonds and Notes*	—	240,451	—	240,451
Exchange-Traded Funds	731,978	—	—	731,978
Affiliated Mutual Funds	1,270,492	—	—	1,270,492

Total Investments	$5,003,339	$240,451	$—	$5,243,790

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2020 (Unaudited)

Equity	87.0%
Fixed Income	13.2

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%